UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Eagle Growth Investors, L.L.C.
Address:	800 Third Avenue
		New York, New York 10022

13F File Number:	28-6566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David A. Rosenfeld
Title:		President/CEO
Phone:		(212) 652-4800
Signature, Place, and Date of Signing:

	David A. Rosenfeld	New York, New York	July 15, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $141,101,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105     1722   117030 SH       SOLE                   117030
Allergan                       COM              018490102     4213    63111 SH       SOLE                    63111
American Intl Group            COM              026874107     1492    21867 SH       SOLE                    21867
American Tower                 COM              029912201     1712   496311 SH       SOLE                   496311
Amgen                          COM              031162100     3217    76810 SH       SOLE                    76810
Anadarko Petroleum             COM              032511107     2317    47005 SH       SOLE                    47005
Analog Devices                 COM              032654105      398    13400 SH       SOLE                    13400
Apache Corp                    COM              037411105      275     4778 SH       SOLE                     4778
AvalonBay Communities          COM              053484101      388     8308 SH       SOLE                     8308
Basic Industries Select Sector COM              81369Y100      348    15010 SH       SOLE                    15010
Bed Bath & Beyond              COM              075896100     1686    44675 SH       SOLE                    44675
Berkshire Hathaway Cl B        COM              084670207     1144      512 SH       SOLE                      512
Brinker International          COM              109641100      571    18000 SH       SOLE                    18000
Brown & Brown, Inc.            COM              115236101     3538   112325 SH       SOLE                   112325
Carnival Cruise                COM              143658102     1797    64900 SH       SOLE                    64900
Celgene                        COM              151020104     1428    93345 SH       SOLE                    93345
Cendant                        COM              151313103     6546   412245 SH       SOLE                   412245
Citigroup                      COM              172967101     5854   151077 SH       SOLE                   151077
Crown Castle Int'l             COM              228227104     1302   331200 SH       SOLE                   331200
Duke Realty Corp               COM              264411505     1345    46450 SH       SOLE                    46450
El Paso Energy Partners LP     COM              28368b102     1405    44100 SH       SOLE                    44100
Eli Lilly                      COM              532457108      462     8200 SH       SOLE                     8200
Equity Office Pptys.           COM              294741103     1106    36750 SH       SOLE                    36750
Exxon Mobil Corp.              COM              30231g102      621    15167 SH       SOLE                    15167
Federal Home Loan              COM              313400301     3352    54775 SH       SOLE                    54775
Genentech Inc                  COM              368710406     1384    41305 SH       SOLE                    41305
Gillette                       COM              375766102      511    15100 SH       SOLE                    15100
Goldman Sachs Group            COM              38141g104      204     2775 SH       SOLE                     2775
HRPT Properties Trust          COM              40426W101      246    27800 SH       SOLE                    27800
Hewlett Packard                COM              428236103      195    12759 SH       SOLE                    12759
Home Depot                     COM              437076102     3380    92033 SH       SOLE                    92033
Hospitality Properties         COM              44106M102     1861    50985 SH       SOLE                    50985
Host Marriott                  COM              44107P104      122    10800 SH       SOLE                    10800
Household International        COM              441815107     2702    54375 SH       SOLE                    54375
IDEC Pharmaceuticals           COM              449370105     1248    35215 SH       SOLE                    35215
IMS Health                     COM              449934108     1078    60075 SH       SOLE                    60075
Intel                          COM              458140100      667    36524 SH       SOLE                    36524
Jabil Circuit                  COM              466313103     2649   125465 SH       SOLE                   125465
Johnson & Johnson              COM              478160104      207     3968 SH       SOLE                     3968
Kinder Morgan                  COM              49455U100     7852   257449 SH       SOLE                   257449
Knight Ridder                  COM              499040103    12181   193508 SH       SOLE                   193508
Kohls Corp                     COM              500255104     2043    29150 SH       SOLE                    29150
Liberty Media A                COM              530718105     2274   227400 SH       SOLE                   227400
Manor Care                     COM              564055101     1327    57700 SH       SOLE                    57700
Marsh & McLennan               COM              571748102     1813    18771 SH       SOLE                    18771
Merck                          COM              589331107      270     5325 SH       SOLE                     5325
Microsoft                      COM              594918104     3987    72885 SH       SOLE                    72885
Morgan Stanley                 COM              617446448     2058    47763 SH       SOLE                    47763
Nabors Industries, Ltd         COM              g6359f103     2696    76385 SH       SOLE                    76385
Nordstrom                      COM              655664100      818    36100 SH       SOLE                    36100
Novavax                        COM              670002104      101    10000 SH       SOLE                    10000
Ocean Energy                   COM              67481E106     2194   101225 SH       SOLE                   101225
Pfizer                         COM              717081103     1342    38333 SH       SOLE                    38333
Public Service Enterprises     COM              744573106     1749    40395 SH       SOLE                    40395
Simon Property Group           COM              828806109      520    14125 SH       SOLE                    14125
Staples                        COM              855030102     3745   190091 SH       SOLE                   190091
Texas Instruments              COM              882508104     1683    70993 SH       SOLE                    70993
Travelers Property A           COM              89420G109      177    10000 SH       SOLE                    10000
Triad Hospitals                COM              89579k109     2568    60600 SH       SOLE                    60600
UTStarcom                      COM              918076100     2902   143900 SH       SOLE                   143900
United Parcel Service          COM              911312106      216     3505 SH       SOLE                     3505
Viacom B                       COM              925524308     4801   108193 SH       SOLE                   108193
Wal Mart                       COM              931142103      733    13325 SH       SOLE                    13325
Washington Mutual              COM              939322103     5016   135160 SH       SOLE                   135160
Weatherford Int'l              COM              g95089101     2943    68127 SH       SOLE                    68127
Wells Fargo                    COM              949746101     4465    89185 SH       SOLE                    89185
Willis GP Holdings             COM              g96655108     3932   119475 SH       SOLE                   119475
Worldcom                       COM              98157D106        0    17520 SH       SOLE                    17520